UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc.,
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2009 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

OIL FIELD SERVICES — 26.4%
Atwood Oceanics, Inc.*	676,100	$16,841,651
BJ Services Company	2,159,800	29,438,074
ENSCO International Incorporated	1,870,000	65,227,822
Patterson-UTI Energy, Inc.	4,208,000	54,114,880
Pride International, Inc.*	1,288,000	32,277,280
Rowan Companies, Inc.	2,721,000	52,569,720
		$250,469,427
TECHNOLOGY — 15.8%
Arrow Electronics, Inc.*	2,684,700	$57,023,028
Avnet, Inc. *	3,152,600	66,299,178
Western Digital Corporation*	990,700	26,253,550
		$149,575,756
OIL AND GAS EXPLORATION — 12.9%
CNX Gas Corporation*	282,200	$7,413,394
Cabot Oil & Gas Corporation	103,200	3,162,048
Cimarex Energy Co.	538,200	15,252,588
Newfield Exploration Company*	1,269,900	41,487,633
Rosetta Resources, Inc.*†	4,531,500	39,650,625
St. Mary Land & Exploration Company	736,000	15,360,320
		$122,326,608
RETAILING — 10.0%
Charming Shoppes, Inc. *†	7,500,000	$27,900,000
Foot Locker, Inc.	2,420,816	25,345,943
Signet Jewelers Ltd.	2,018,600	42,027,252
		$95,273,195
INDUSTRIAL PRODUCTS — 3.4%
Trinity Industries, Inc.	2,340,300	$31,874,886
FINANCIAL — 2.7%
Mercury General Corporation	763,900	$25,537,177
BASIC MATERIALS — 2.2%
Reliance Steel & Aluminum Co.	555,908	$21,341,308

CONSUMER DURABLES — 0.1%
Champion Enterprises, Inc.*†	3,471,940	$1,111,021
TOTAL COMMON STOCKS — 73.5% (Cost $684,415,826)		$697,509,378

SHORT-TERM U.S. GOVERNMENT SECURITIES
U.S. Treasury Bill — 0.40302% 9/3/09	$80,000,000	$79,980,088
U.S. Treasury Bill — 0.17762% 10/22/09	100,000,000	99,937,220
TOTAL SHORT-TERM U.S. GOVERNMENT SECURITIES — 18.9% (Cost $179,886,728)		$179,917,308

U.S. AGENCY SECURITY — 2.7% (Cost $25,445,500)
Federal Home Loan Mortgage Corporation — 4.125% 2009	$25,000,000	$25,371,250

TOTAL INVESTMENT SECURITIES — 95.1% (Cost $889,748,054)		$902,797,936

SHORT-TERM INVESTMENTS — 5.1% (Cost $48,272,000)
Chevron Funding Corporation — 0.17% 7/1/09	$10,000,000	$10,000,000
Toyota Motor Credit Corporation — 0.13% 7/1/09	38,272,000	38,272,000
TOTAL SHORT-TERM INVESTMENTS		$48,272,000

TOTAL INVESTMENTS — 100.2% (Cost $938,020,054) — NOTE 2		$951,069,936
Other assets and liabilities, net — (0.2)%		(1,396,107)
TOTAL NET ASSETS — 100.0%		$949,673,829

* Non-income producing securities

† Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended June 30, 2009.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended June 30, 2009.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain (Loss)	Income
Champion Enterprises, Inc.	—	9,985,201	(9,433,133)	—
Charming Shoppes, Inc.	—	—	—	—
Coachmen Industries, Inc.	—	9,864,719	(9,542,021)	—
Datapath, Inc.	—	45,100,455	(43,377,020)	—
Fleetwood Enterprises, Inc.	—	—	—	—
Rosetta Resources, Inc.	607,114	—	—	—
Zale Corporation	—	16,330,640	(12,188,015)	—

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on April 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2009:

Level 1 — Quoted prices	$877,426,686
Level 2 — Other significant observable inputs**	73,643,250
Level 3 — Significant unobservable inputs	—
Total investments	$951,069,936

**  Includes $48,272,000 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$124,493,055
Gross unrealized depreciation:	(111,443,173)
Net unrealized appreciation:	$13,049,882

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:   August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:   August 28, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:   August 28, 2009